Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Borrowings

Note 14	Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
Borrowings of the Group at period-end include the following:

in € thousand	June 30, 2025	December 31, 2024
NON-CURRENT
Debentures and other loans	122,362	166,521
CURRENT
Debentures and other loans	46,023	20,852
TOTAL BORROWINGS	168,385	187,373
As of June 30, 2025 the carrying amount of bank borrowings and other loans was €168.4 million. Of this, €162.2 million related to the D&O Loan Agreement.
Other borrowings related to the financing of research and development expenses included the CIR (research and development tax credit in France) of €3.5 million (December 31, 2024: €3.5 million) and the CEPI grant in the amount of €2.6 million (December 31, 2024: €3.0 million), which relates to advance payments that are expected to be paid back in the future.

The maturity of the borrowings is as follows:

in € thousand	June 30, 2025	December 31, 2024
Between 1 and 3 years	91,425	132,489
Between 3 and 5 years	30,352	33,349
Over 5 years	586	683
NON-CURRENT BORROWINGS	122,362	166,521
Current borrowings	46,023	20,852
TOTAL BORROWINGS	168,385	187,373
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

in € thousand	June 30, 2025	December 31, 2024
Borrowings denominated in EUR	3,539	3,540
Borrowings denominated in USD	164,847	183,833
TOTAL BORROWINGS	168,385	187,373
14.1    Other loans
As at June 30, 2025 a total of $200.0 million has been drawn under the D&O Loan Agreement. The book value of the loan amounts to $190.1 million (€162.2 million). Following amendments to the D&O Loan Agreement in March 2024, the interest-only period on the initial $100.0 million (€85.3 million) tranche extends until the first quarter of 2026, and this portion of the loan will mature in the first quarter of 2027. The interest-only period for the tranches drawn in 2023 amounting to $100.0 million extends until the first quarter of 2027, and this portion of the loan will mature in the fourth quarter of 2028. The interest rate on all tranches remains unchanged at 9.95%, translating into an effective interest rate for the first draw in 2023 of 14.17% and for the second draw in 2023 of 13.47% as of June 30, 2025.
The loan is secured by substantially all of Valneva’s assets, including its intellectual property, and is guaranteed by Valneva SE and certain of its subsidiaries. The minimum liquidity requirement is €35.0 million for 2025. The twelve-month rolling minimum revenue requirement of €115.0 million is effective for 2025. The Group does not expect these limitations to affect its ability to meet its cash obligations.

The D&O Loan Agreement is included in the balance sheet item “Borrowings” and developed as follows:

in € thousand	June 30, 2025	December 31, 2024
BALANCE AS AT JANUARY 1	180,841	167,520
Transaction costs	—	(944)
Accrued interest	10,926	22,530
Payment of interest	(8,974)	(18,978)
Exchange rate difference	(20,592)	10,713
BALANCE AS AT CLOSING DATE	162,202	180,841
Less: non-current portion	(117,609)	(161,420)
CURRENT PORTION	44,593	19,421
14.2    Fair value of borrowings and other loans
The fair value of the borrowings and other loans are calculated by discounting the contractual cash flows with interest rates derived from relevant bond yields and swap rates and adjusted for any further potential risk and liquidity risks related to the nature of each loan. The relevant bond yields were determined by an internal analysis based on Moody’s RiskCalc corporate rating methodology. In the six months ended June 30, 2025, the resulting calculations revealed no material difference between the carrying amount and the fair value.